Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000098257 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,434,783,161
Holdings Count | Holding	409
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000024657 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 1,434,783,161
Holdings Count | Holding	409
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000024659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$88	1.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%
Net Assets	$ 1,434,783,161
Holdings Count | Holding	409
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000051328 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class F Shares
Trading Symbol	FMUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 1,434,783,161
Holdings Count | Holding	409
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)